Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.77%
Communication services: 7.48%
Interactive media & services: 6.21%
Alphabet Incorporated Class C †	66,700	$ 6,413,205
Meta Platforms Incorporated Class A †	22,323	3,028,785
		9,441,990
Wireless telecommunication services: 1.27%
T-Mobile US Incorporated †	14,475	1,942,111
Consumer discretionary: 12.17%
Internet & direct marketing retail: 4.40%
Amazon.com Incorporated †	55,891	6,315,683
Farfetch Limited Class A †	50,946	379,548
		6,695,231
Multiline retail: 1.81%
Dollar General Corporation	11,467	2,750,475
Specialty retail: 4.46%
Burlington Stores Incorporated †	18,911	2,115,952
The Home Depot Incorporated	11,882	3,278,719
Ulta Beauty Incorporated †	3,452	1,384,908
		6,779,579
Textiles, apparel & luxury goods: 1.50%
Deckers Outdoor Corporation †	7,323	2,289,243
Consumer staples: 2.44%
Food & staples retailing: 1.11%
Sysco Corporation	23,724	1,677,524
Household products: 1.33%
Church & Dwight Company Incorporated	28,365	2,026,396
Financials: 6.07%
Capital markets: 4.43%
Intercontinental Exchange Incorporated	23,837	2,153,673
S&P Global Incorporated	6,512	1,988,439
The Charles Schwab Corporation	36,085	2,593,429
		6,735,541
Insurance: 1.64%
Marsh & McLennan Companies Incorporated	16,742	2,499,413
Health care: 11.23%
Health care equipment & supplies: 4.71%
Align Technology Incorporated †	4,790	992,057
Boston Scientific Corporation †	70,254	2,720,937
LivaNova plc †	36,575	1,856,913
Medtronic plc	19,668	1,588,191
		7,158,098
See accompanying notes to portfolio of investments

Allspring VT Opportunity Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Health care providers & services: 1.88%
UnitedHealth Group Incorporated	5,680	$ 2,868,627
Health care technology: 0.46%
Schrodinger Incorporated †	27,957	698,366
Life sciences tools & services: 4.18%
Agilent Technologies Incorporated	16,400	1,993,420
Bio-Rad Laboratories Incorporated Class A †	4,133	1,724,040
Thermo Fisher Scientific Incorporated	5,198	2,636,374
		6,353,834
Industrials: 16.91%
Aerospace & defense: 1.15%
MTU Aero Engines AG	11,727	1,752,653
Building products: 2.94%
Carlisle Companies Incorporated	9,870	2,767,647
The AZEK Company Incorporated †	101,993	1,695,124
		4,462,771
Commercial services & supplies: 1.67%
Republic Services Incorporated	18,648	2,536,874
Electrical equipment: 1.36%
Regal Rexnord Corporation	14,761	2,071,854
Machinery: 4.39%
Fortive Corporation	49,778	2,902,057
Ingersoll Rand Incorporated	50,019	2,163,822
SPX Technologies Incorporated †	29,150	1,609,663
		6,675,542
Professional services: 2.67%
CoStar Group Incorporated †	33,088	2,304,579
Dun & Bradstreet Holdings Incorporated	141,960	1,758,884
		4,063,463
Trading companies & distributors: 2.73%
Air Lease Corporation	63,121	1,957,382
United Rentals Incorporated †	8,113	2,191,484
		4,148,866
Information technology: 28.79%
Electronic equipment, instruments & components: 4.01%
Amphenol Corporation Class A	43,657	2,923,273
Teledyne Technologies Incorporated †	9,394	3,170,193
		6,093,466
IT services: 5.26%
Fidelity National Information Services Incorporated	31,938	2,413,555
Genpact Limited	39,923	1,747,430
MasterCard Incorporated Class A	13,521	3,844,561
		8,005,546
See accompanying notes to portfolio of investments

2  |  Allspring VT Opportunity Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 3.96%
Marvell Technology Incorporated	39,742	$ 1,705,329
Texas Instruments Incorporated	27,927	4,322,541
		6,027,870
Software: 10.57%
Black Knight Incorporated †	25,196	1,630,937
Fair Isaac Corporation	5,207	2,145,336
Palo Alto Networks Incorporated †	12,150	1,990,049
Riskified Limited Class A †«	64,252	253,153
Salesforce.com Incorporated †	28,309	4,071,967
ServiceNow Incorporated †	5,063	1,911,839
Splunk Incorporated †	24,344	1,830,669
Workday Incorporated Class A †	14,710	2,239,156
		16,073,106
Technology hardware, storage & peripherals: 4.99%
Apple Incorporated	54,880	7,584,416
Materials: 5.17%
Chemicals: 4.30%
Ashland Global Holdings Incorporated	21,149	2,008,521
Olin Corporation	49,440	2,119,987
The Sherwin-Williams Company	11,785	2,412,979
		6,541,487
Metals & mining: 0.87%
Steel Dynamics Incorporated	18,631	1,321,869
Real estate: 8.51%
Equity REITs: 8.51%
American Tower Corporation	10,972	2,355,688
Duke Realty Corporation	43,109	2,077,854
Equinix Incorporated	5,700	3,242,388
Sun Communities Incorporated	22,809	3,086,742
VICI Properties Incorporated	73,144	2,183,348
		12,946,020
Total Common stocks (Cost $132,142,085)		150,222,231

		Yield
Short-term investments: 1.49%
Investment companies: 1.49%
Allspring Government Money Market Fund Select Class ♠∞		2.75%	2,104,495	2,104,495
Securities Lending Cash Investments LLC ♠∩∞		3.08	156,400	156,400
Total Short-term investments (Cost $2,260,895)				2,260,895
Total investments in securities (Cost $134,402,980)	100.26%			152,483,126
Other assets and liabilities, net	(0.26)			(388,215)
Total net assets	100.00%			$152,094,911

See accompanying notes to portfolio of investments

Allspring VT Opportunity Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,561,097	$23,028,445	$(22,485,047)	$0	$0	$2,104,495	2,104,495	$14,532
Securities Lending Cash Investments LLC	4,058,435	4,320,235	(8,222,270)	0	0	156,400	156,400	2,165#
				$0	$0	$2,260,895		$16,697

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring VT Opportunity Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average

Allspring VT Opportunity Fund  |  5

Notes to portfolio of investments—September 30, 2022 (unaudited)

daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$11,384,101	$0	$0	$11,384,101
Consumer discretionary	18,514,528	0	0	18,514,528
Consumer staples	3,703,920	0	0	3,703,920
Financials	9,234,954	0	0	9,234,954
Health care	17,078,925	0	0	17,078,925
Industrials	23,959,370	1,752,653	0	25,712,023
Information technology	43,784,404	0	0	43,784,404
Materials	7,863,356	0	0	7,863,356
Real estate	12,946,020	0	0	12,946,020
Short-term investments
Investment companies	2,260,895	0	0	2,260,895
Total assets	$150,730,473	$1,752,653	$0	$152,483,126
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring VT Opportunity Fund